Equity Securities Issued (Tables)	6 Months Ended
Dec. 31, 2019
Equity Securities Issued Tables Abstract
Schedule of Issued capital
	31 December	31 December	30 June	30 June
	2019	2019	2019	2019
	No.	$	No.	$
Fully paid	177,218,406	62,132,784	163,215,706	60,511,326

Schedule of movements in ordinary shares
		Number of
Details		shares	$
Balance at 1 July 2019		163,215,706	60,511,326
Issue at US$0.10 pursuant to ADS public offering (2019-07-19)		13,565,200	1,926,186
Issue at $0.16 in lieu of payment for services (2019-11-12)	9(a)(i)	437,500	70,000
Less: Transaction costs arising on share issues		-	(374,728)

Balance at 31 December 2019		177,218,406	62,132,784

Schedule of breakdown of the balance sheet line item other reserves
		Share-based	Foreign currency	Total other
		payments	translation	reserves
	Notes	$	$	$
Consolidated entity
At 1 July 2019		3,681,804	18,529	3,700,333
Currency translation differences		-	(23,857)	(23,857)
Other comprehensive income		-	(23,857)	(23,857)

Transactions with owners in their capacity as owners
Re-valuation of options issued in prior period	5(b)(ii)	(607,000)	-	(607,000)
Options and warrants lapsed		(2,086,920)	-	(2,086,920)
At 31 December 2019		987,884	(5,328)	982,556

Schedule of movements in options and warrants
	Number of	Total
Details	options	$

Opening balance 1 July 2019	77,443,744	3,681,804
Re-valuation of options issued in prior period (2019-11-06)	-	(607,000)
Lapse of unexercised options at $0.50 (2019-11-27)	(32,915,426)	(2,086,920)

Balance at 31 December 2019	44,528,318	987,884